Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

September 30, 2019

VIPMID-QTLY-1119
1.808785.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 5.4%
Entertainment - 3.6%
Activision Blizzard, Inc.	2,249,700	$119,054,124
Electronic Arts, Inc. (a)	1,245,690	121,853,396
Lions Gate Entertainment Corp.:
Class A (b)	1,739,337	16,088,867
Class B	443,050	3,872,257
		260,868,644
Media - 1.8%
Interpublic Group of Companies, Inc.	2,532,585	54,602,533
News Corp. Class A	664,400	9,248,448
The New York Times Co. Class A (b)	2,147,300	61,155,104
		125,006,085

TOTAL COMMUNICATION SERVICES		385,874,729

CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	579,700	25,263,326
Dine Brands Global, Inc. (b)	612,198	46,441,340
Eldorado Resorts, Inc. (a)(b)	289,631	11,547,588
Hilton Grand Vacations, Inc. (a)	799,600	25,587,200
Jubilant Foodworks Ltd.	150,140	2,889,098
Penn National Gaming, Inc. (a)	222,519	4,144,416
The Restaurant Group PLC	407,000	711,607
Wyndham Hotels & Resorts, Inc.	526,700	27,251,458
		143,836,033
Household Durables - 0.6%
KB Home	385,800	13,117,200
Mohawk Industries, Inc. (a)	200	24,814
Toll Brothers, Inc.	702,100	28,821,205
		41,963,219
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	149,800	25,051,054
Naspers Ltd. Class N	30,800	4,663,404
		29,714,458
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	574,100	65,539,256
Specialty Retail - 0.6%
IAA Spinco, Inc. (a)	384,382	16,040,261
Williams-Sonoma, Inc. (b)	330,400	22,460,592
		38,500,853
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. (a)	646,600	21,441,256
Deckers Outdoor Corp. (a)	555,025	81,788,484
Envista Holdings Corp. (a)(b)	586,400	16,348,832
PVH Corp.	540,300	47,670,669
		167,249,241

TOTAL CONSUMER DISCRETIONARY		486,803,060

CONSUMER STAPLES - 6.7%
Beverages - 0.3%
C&C Group PLC	5,167,312	23,373,264
Food & Staples Retailing - 2.0%
Performance Food Group Co. (a)	1,115,996	51,346,976
Sprouts Farmers Market LLC (a)	938,310	18,146,915
U.S. Foods Holding Corp. (a)	1,858,000	76,363,800
		145,857,691
Food Products - 3.6%
Conagra Brands, Inc.	1,760,400	54,009,072
Ezaki Glico Co. Ltd.	552,300	22,981,463
Nomad Foods Ltd. (a)	3,877,800	79,494,900
Post Holdings, Inc. (a)	355,600	37,636,704
TreeHouse Foods, Inc. (a)	1,171,000	64,931,950
		259,054,089
Household Products - 0.6%
Essity AB Class B	817,800	23,867,609
Spectrum Brands Holdings, Inc.	293,500	15,473,320
		39,340,929
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	318,000	10,331,820

TOTAL CONSUMER STAPLES		477,957,793

ENERGY - 5.5%
Energy Equipment & Services - 1.3%
Baker Hughes, A GE Co. Class A	1,519,681	35,256,599
Dril-Quip, Inc. (a)	167,900	8,425,222
Halliburton Co.	551,600	10,397,660
Helmerich & Payne, Inc.	391,000	15,667,370
Oceaneering International, Inc. (a)	1,370,700	18,572,985
Precision Drilling Corp. (a)	5,803,685	6,658,566
Superior Energy Services, Inc. (a)	16,300	2,119
		94,980,521
Oil, Gas & Consumable Fuels - 4.2%
Berry Petroleum Corp.	630,265	5,899,280
Cabot Oil & Gas Corp.	504,200	8,858,794
Cheniere Energy, Inc. (a)	1,006,300	63,457,278
Cimarex Energy Co.	335,100	16,064,694
Devon Energy Corp.	1,313,900	31,612,434
Encana Corp.	6,766,480	31,125,808
Noble Energy, Inc.	2,574,234	57,817,296
Par Pacific Holdings, Inc. (a)	997,600	22,805,136
Southwestern Energy Co. (a)	1,854,150	3,578,510
Suncor Energy, Inc.	777,000	24,509,061
The Williams Companies, Inc.	318,400	7,660,704
World Fuel Services Corp.	685,200	27,366,888
		300,755,883

TOTAL ENERGY		395,736,404

FINANCIALS - 15.5%
Banks - 7.8%
Bank OZK	724,600	19,759,842
BankUnited, Inc.	489,961	16,472,489
Boston Private Financial Holdings, Inc.	2,429,216	28,312,512
CIT Group, Inc.	1,004,100	45,495,771
CVB Financial Corp.	1,141,062	23,813,964
East West Bancorp, Inc.	100,700	4,460,003
First Horizon National Corp.	2,663,100	43,142,220
FNB Corp., Pennsylvania	809,900	9,338,147
Great Western Bancorp, Inc.	188,230	6,211,590
Hanmi Financial Corp.	574,596	10,790,913
Heartland Financial U.S.A., Inc.	72,200	3,230,228
Huntington Bancshares, Inc.	5,657,616	80,734,180
Investors Bancorp, Inc.	1,114,300	12,658,448
KeyCorp	890,800	15,891,872
Lakeland Financial Corp.	79,919	3,514,838
M&T Bank Corp.	288,100	45,511,157
PacWest Bancorp	778,600	28,294,324
Prosperity Bancshares, Inc.	101,800	7,190,134
Signature Bank	289,900	34,561,878
Tcf Financial Corp.	763,483	29,065,798
UMB Financial Corp.	379,900	24,533,942
Union Bankshares Corp.	676,200	25,185,069
Univest Corp. of Pennsylvania	61,900	1,579,069
Valley National Bancorp	581,400	6,319,818
Wintrust Financial Corp.	497,200	32,134,036
		558,202,242
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	86,800	7,234,780
Ameriprise Financial, Inc.	139,313	20,492,942
Cboe Global Markets, Inc.	104,700	12,031,077
CRISIL Ltd.	78,365	1,519,712
E*TRADE Financial Corp.	490,300	21,421,207
Legg Mason, Inc.	279,600	10,677,924
Moody's Corp.	144,400	29,577,452
Raymond James Financial, Inc.	286,795	23,649,116
Stifel Financial Corp.	371,900	21,339,622
		147,943,832
Consumer Finance - 1.1%
Capital One Financial Corp.	251,200	22,854,176
OneMain Holdings, Inc.	157,400	5,773,432
Synchrony Financial	1,575,200	53,698,568
		82,326,176
Diversified Financial Services - 0.0%
Prosus NV (a)	30,800	2,260,970
Insurance - 3.7%
AFLAC, Inc.	386,900	20,242,608
Alleghany Corp. (a)	18,800	14,997,888
Bajaj Finserv Ltd.	54,608	6,580,479
Chubb Ltd.	152,839	24,674,328
Hiscox Ltd.	1,506,317	30,744,728
Hyundai Fire & Marine Insurance Co. Ltd.	267,541	5,890,222
Primerica, Inc.	473,420	60,233,227
Principal Financial Group, Inc.	1,189,900	67,990,886
Reinsurance Group of America, Inc.	200,924	32,123,729
		263,478,095
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd.	1,053,670	50,228,449
Housing Development Finance Corp. Ltd.	142,352	3,983,821
		54,212,270

TOTAL FINANCIALS		1,108,423,585

HEALTH CARE - 10.1%
Biotechnology - 0.7%
Alexion Pharmaceuticals, Inc. (a)	453,900	44,454,966
Argenx SE ADR (a)	20,400	2,324,784
Sarepta Therapeutics, Inc. (a)	98,800	7,441,616
		54,221,366
Health Care Equipment & Supplies - 5.6%
Boston Scientific Corp. (a)	671,503	27,323,457
ConvaTec Group PLC (c)	4,374,886	9,424,255
ConvaTec Group PLC ADR	759,500	6,600,055
Dentsply Sirona, Inc.	542,100	28,899,351
Hill-Rom Holdings, Inc.	227,311	23,919,937
Hologic, Inc. (a)	910,624	45,977,406
Medtronic PLC	637,400	69,234,388
ResMed, Inc.	159,548	21,556,530
STERIS PLC	321,900	46,511,331
The Cooper Companies, Inc.	119,383	35,456,751
Zimmer Biomet Holdings, Inc.	643,300	88,305,791
		403,209,252
Health Care Providers & Services - 1.9%
Centene Corp. (a)	362,376	15,676,386
Cigna Corp.	96,100	14,587,019
Covetrus, Inc. (a)	105,920	1,259,389
HCA Holdings, Inc.	311,335	37,490,961
Henry Schein, Inc. (a)	264,800	16,814,800
Universal Health Services, Inc. Class B	330,600	49,176,750
		135,005,305
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	47,200	2,378,880
Thermo Fisher Scientific, Inc.	132,363	38,553,371
		40,932,251
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	187,971	24,086,604
Perrigo Co. PLC	1,238,700	69,230,943
Theravance Biopharma, Inc. (a)	10,605	206,585
		93,524,132

TOTAL HEALTH CARE		726,892,306

INDUSTRIALS - 11.8%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	5,514	1,465,234
Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (a)(b)	436,881	31,267,573
Airlines - 0.7%
Allegiant Travel Co.	74,100	11,089,806
Copa Holdings SA Class A	71,600	7,070,500
Spirit Airlines, Inc. (a)	802,213	29,120,332
		47,280,638
Building Products - 0.5%
Johnson Controls International PLC	823,576	36,146,751
Lennox International, Inc.	4,957	1,204,402
		37,351,153
Commercial Services & Supplies - 1.4%
Knoll, Inc.	1,300,106	32,957,687
Stericycle, Inc. (a)(b)	1,237,192	63,010,189
		95,967,876
Construction & Engineering - 1.7%
Dycom Industries, Inc. (a)	1,189,200	60,708,660
Fluor Corp.	856,900	16,392,497
Jacobs Engineering Group, Inc.	518,855	47,475,233
		124,576,390
Electrical Equipment - 2.4%
AMETEK, Inc.	415,800	38,178,756
Generac Holdings, Inc. (a)	557,700	43,690,218
Hubbell, Inc. Class B	322,800	42,415,920
Regal Beloit Corp.	653,615	47,615,853
		171,900,747
Industrial Conglomerates - 1.5%
ITT, Inc.	1,310,700	80,201,733
Smiths Group PLC	1,375,465	26,551,887
		106,753,620
Machinery - 2.5%
Allison Transmission Holdings, Inc.	632,400	29,754,420
Flowserve Corp.	671,500	31,365,765
IDEX Corp.	100	16,388
Ingersoll-Rand PLC	504,645	62,177,310
Rexnord Corp. (a)	2,035,334	55,055,785
		178,369,668
Road & Rail - 0.0%
Knight-Swift Transportation Holdings, Inc. Class A	24,851	902,091
Old Dominion Freight Lines, Inc.	100	16,997
		919,088
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	1,201,393	47,064,571

TOTAL INDUSTRIALS		842,916,558

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	210,954	29,622,161
Telefonaktiebolaget LM Ericsson (B Shares)	3,825,100	30,548,532
		60,170,693
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	2,000	193,000
Avnet, Inc.	920,030	40,927,535
CDW Corp.	418,601	51,588,387
Keysight Technologies, Inc. (a)	27,953	2,718,429
Samsung SDI Co. Ltd.	88,200	16,402,529
TE Connectivity Ltd.	368,566	34,342,980
		146,172,860
IT Services - 10.6%
Akamai Technologies, Inc. (a)	1,286,900	117,596,922
Cognizant Technology Solutions Corp. Class A	527,693	31,801,419
EPAM Systems, Inc. (a)	193,400	35,260,688
Euronet Worldwide, Inc. (a)	761,977	111,477,235
FleetCor Technologies, Inc. (a)	433,140	124,215,886
Genpact Ltd.	1,878,788	72,803,035
Global Payments, Inc.	298,702	47,493,618
GoDaddy, Inc. (a)	649,000	42,821,020
Indra Sistemas SA (a)	1,119,700	9,690,111
KBR, Inc.	2,014,100	49,426,014
Leidos Holdings, Inc.	75,200	6,458,176
PayPal Holdings, Inc. (a)	202,400	20,966,616
Sabre Corp.	270,300	6,053,369
Tech Mahindra Ltd.	350,200	3,541,905
Verra Mobility Corp. (a)	1,850,700	26,557,545
Visa, Inc. Class A	290,600	49,986,106
		756,149,665
Semiconductors & Semiconductor Equipment - 3.0%
Marvell Technology Group Ltd.	1,986,100	49,592,917
MKS Instruments, Inc.	278,700	25,718,436
NXP Semiconductors NV	452,800	49,409,536
Qualcomm, Inc.	747,900	57,049,812
Semtech Corp. (a)	426,351	20,724,922
Versum Materials, Inc.	245,400	12,989,022
		215,484,645
Software - 1.0%
Adobe, Inc. (a)	63,400	17,514,250
Black Knight, Inc. (a)	554,900	33,882,194
CDK Global, Inc.	364,700	17,538,423
		68,934,867

TOTAL INFORMATION TECHNOLOGY		1,246,912,730

MATERIALS - 7.4%
Chemicals - 3.4%
Ashland Global Holdings, Inc.	170,626	13,146,733
Cabot Corp.	392,800	17,801,696
CF Industries Holdings, Inc.	384,900	18,937,080
Element Solutions, Inc. (a)	3,542,000	36,057,560
Innospec, Inc.	130,109	11,597,916
LG Chemical Ltd.	94,808	23,679,862
Orion Engineered Carbons SA	670,300	11,200,713
The Chemours Co. LLC	1,801,100	26,908,434
The Mosaic Co.	2,557,600	52,430,800
W.R. Grace & Co.	505,900	33,773,884
		245,534,678
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	98,800	27,081,080
Taiheiyo Cement Corp.	200,800	5,395,781
		32,476,861
Containers & Packaging - 2.0%
Aptargroup, Inc.	171,930	20,365,109
Avery Dennison Corp.	412,500	46,847,625
Crown Holdings, Inc. (a)	1,158,000	76,497,480
		143,710,214
Metals & Mining - 1.5%
B2Gold Corp. (a)	4,312,000	14,027,792
Barrick Gold Corp.	3,598,384	62,359,995
Continental Gold, Inc. (a)	100	278
Pan American Silver Corp. rights (a)(d)	686,100	5
Torex Gold Resources, Inc. (a)	2,358,100	29,225,952
		105,614,022

TOTAL MATERIALS		527,335,775

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Alexandria Real Estate Equities, Inc.	229,900	35,413,796
American Homes 4 Rent Class A	686,300	17,768,307
Corporate Office Properties Trust (SBI)	1,088,800	32,424,464
Douglas Emmett, Inc.	552,700	23,672,141
Duke Realty Corp.	542,000	18,411,740
Federal Realty Investment Trust (SBI)	135,100	18,392,514
Hibernia (REIT) PLC	6,301,185	10,095,926
Highwoods Properties, Inc. (SBI)	850,500	38,221,470
Invitation Homes, Inc.	605,400	17,925,894
National Retail Properties, Inc.	904,800	51,030,720
Outfront Media, Inc.	384,500	10,681,410
Realty Income Corp.	525,700	40,310,676
Safestore Holdings PLC	4,282,159	35,197,385
Store Capital Corp.	730,591	27,331,409
Urban Edge Properties	1,040,900	20,599,411
VEREIT, Inc.	1,495,950	14,630,391
		412,107,654
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	382,323	20,266,942
Wing Tai Holdings Ltd.	4,161,100	6,171,729
		26,438,671

TOTAL REAL ESTATE		438,546,325

UTILITIES - 2.9%
Electric Utilities - 1.2%
Exelon Corp.	373,900	18,063,109
Vistra Energy Corp.	2,351,506	62,855,755
		80,918,864
Independent Power and Renewable Electricity Producers - 1.7%
The AES Corp.	7,574,100	123,760,794

TOTAL UTILITIES		204,679,658

TOTAL COMMON STOCKS
(Cost $5,623,797,712)		6,842,078,923

Money Market Funds - 6.2%
Fidelity Cash Central Fund 1.96% (e)	302,205,507	302,265,948
Fidelity Securities Lending Cash Central Fund 1.96% (e)(f)	138,210,480	138,224,301
TOTAL MONEY MARKET FUNDS
(Cost $440,482,704)		440,490,249
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $6,064,280,416)		7,282,569,172
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(126,475,588)
NET ASSETS - 100%		$7,156,093,584

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,424,255 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,357,753
Fidelity Securities Lending Cash Central Fund	224,417
Total	$8,582,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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